OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Non-current Assets	Other Non-Current Assets

	Notes	December 31, 2024	December 31, 2023
Receivables from governments[1]		$66.3	$—
Advances for the purchase of capital equipment		16.4	18.5
Deferred consideration from the sale of Sadiola[2]		18.3	15.2
Royalty interests[3]		12.8	13.5
Marketable securities	21(a)	10.3	14.2
Long-term prepayment		2.9	3.3
Income taxes receivable		1.0	3.7
Bond fund investments	21(a)	1.0	2.0
Other		6.7	5.9
		$135.7	$76.3
1.Receivables from governments relate primarily to value added taxes in Burkina Faso (note 10).
2.Includes deferred consideration on litigation settlement of $1.2 million and on milestone payments of $17.1 million.
3.Includes royalty interests in the Pitangui Project and Bomboré Project.